Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	001-03761
Entity Registrant Name	TEXAS INSTRUMENTS INCORPORATED
Entity Central Index Key	0000097476
Entity Tax Identification Number	75-0289970
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12500 TI Boulevard
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75243
City Area Code	214
Local Phone Number	479-3773
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	TXN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false